UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.2%
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                                ------------  ---------------
AUTO & TRANSPORTATION -- 3.8%
    American Axle & Manufacturing Holdings                           446,900  $     7,320,222
    BorgWarner                                                       337,300       20,238,000
    Celadon Group*                                                   384,375        6,753,469
    Swift Transportation*                                            717,200       19,185,100
                                                                              ---------------
                                                                                   53,496,791
                                                                              ---------------
CONSUMER DISCRETIONARY -- 17.2%
    4Kids Entertainment*                                             356,600        5,809,014
    American Woodmark                                                233,600        7,937,728
    Ameristar Casinos                                                533,300       10,052,705
    Buckle                                                           163,100        6,475,070
    Callaway Golf                                                    640,300        8,099,795
    CBRL Group                                                       253,200        8,272,044
    Finlay Enterprises*                                               50,800          397,764
    Fred's                                                           401,300        4,811,587
    G&K Services, Cl A                                               263,300        8,881,109
    Genlyte Group*                                                   154,100       10,717,655
    Haverty Furniture                                                311,500        4,800,215
    Insight Enterprises*                                             613,700       10,396,078
    Jarden*                                                          367,100       10,642,229
    Landry's Restaurants                                             165,200        4,673,508
    MAXIMUS                                                          443,800       12,044,732
    Men's Wearhouse*                                                 523,300       16,279,863
    Navigant International*                                          149,500        2,457,780
    Ralcorp Holdings*                                                397,400       16,563,632
    Regis                                                            224,500        7,561,160
    Ruby Tuesday                                                     361,000        7,927,560
    Schawk                                                           415,200        6,875,712
    Scholastic*                                                      356,600       10,252,250
    School Specialty*                                                252,400        8,076,800
    Tetra Tech*                                                      328,800        5,270,664
    THQ*                                                             445,850       10,116,336
    Toro                                                             249,500       10,331,795
    West*                                                            533,000       25,434,760
                                                                              ---------------
                                                                                  241,159,545
                                                                              ---------------
ENERGY -- 8.3%
    Equitable Resources                                              601,000       21,642,010
    Oceaneering International*                                       647,000       28,286,840
    Penn Virginia                                                    450,000       30,717,000
    St. Mary Land & Exploration                                      504,000       21,672,000
    Unit*                                                            252,000       14,777,280
                                                                              ---------------
                                                                                  117,095,130
                                                                              ---------------
FINANCIAL SERVICES -- 11.2%
    Capital Corp of the West                                          72,680        2,289,420
    Capital Title Group                                              315,300        2,405,739
    Coinstar*                                                         31,600          770,724
    Colonial BancGroup                                               410,200       10,419,080
    CVB Financial                                                    516,350        7,688,452
    Dime Community Bancshares                                        609,300        8,511,921



THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
                                                                   SHARES          VALUE
                                                              --------------  ---------------
    Hanmi Financial                                                  567,408  $    10,803,448
    Heritage Commerce*                                               110,000        2,739,000
    Hub International                                                440,500       11,501,455
    Investors Financial Services                                     274,500       12,303,090
    Jack Henry & Associates                                          302,200        5,702,514
    John H Harland                                                   332,300       13,062,713
    Prosperity Bancshares                                            474,900       16,702,233
    Scottish Re Group, Ltd.                                          720,900        2,876,391
    Security Bank/Macon GA                                           189,000        4,278,960
    Sterling Bancorp/NY                                              269,889        5,443,661
    Summit Bank Corp/Atlanta GA                                      156,300        2,525,824
    Triad Guaranty*                                                  208,600       10,404,968
    UCBH Holdings                                                    504,000        8,406,720
    Waddell & Reed, Cl A                                             458,600        9,983,722
    West Coast Bancorp/OR                                            297,400        9,023,116
                                                                              ---------------
                                                                                  157,843,151
                                                                              ---------------
HEALTH CARE -- 7.4%
    Apria Healthcare Group*                                          421,500        7,384,680
    Bio-Rad Laboratories, Cl A*                                      270,000       17,790,300
    Cardiac Science*                                                 424,641        3,184,807
    Conmed*                                                          523,800       10,449,810
    Dentsply International                                           575,000       17,997,500
    Genesis HealthCare*                                              265,400       12,890,478
    Hooper Holmes                                                    520,300        1,560,900
    Medical Action Industries*                                       170,000        3,768,900
    Merit Medical Systems*                                           352,700        5,121,204
    Omnicare                                                         339,000       15,343,140
    Orthofix International*                                          234,000        9,219,600
                                                                              ---------------
                                                                                  104,711,319
                                                                              ---------------
MATERIALS & PROCESSING -- 18.4%
    Acuity Brands                                                    192,200        8,404,906
    Albany International, Cl A                                       246,100        8,842,373
    Aptargroup                                                       400,000       20,600,000
    Armor Holdings*                                                  392,500       20,276,550
    Cambrex                                                          426,400        9,086,584
    Carpenter Technology                                             168,200       16,550,880
    Century Aluminum*                                                104,600        3,229,002
    CLARCOR                                                          530,900       15,093,487
    Eagle Materials                                                  405,000       14,563,800
    ElkCorp                                                          398,100        9,928,614
    Ferro                                                             35,200          568,480
    Gibraltar Industries                                             418,900       11,574,207
    Griffon*                                                         591,800       13,386,516
    Kaydon                                                           346,700       12,567,875
    MacDermid                                                        590,300       15,955,809
    Michael Baker*                                                   135,200        2,854,072
    Minerals Technologies                                            199,500       10,098,690
    Northwest Pipe*                                                  175,000        4,721,500
    OM Group*                                                        409,900       14,395,688




THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------
MATERIALS & PROCESSING -- CONTINUED
                                                                   SHARES          VALUE
                                                                ------------  ---------------
    Quaker Chemical                                                  195,700  $     3,778,967
    Rogers*                                                          256,200       14,603,400
    Spartech                                                         635,700       14,671,956
    UAP Holding                                                      286,500        5,644,050
    Watsco                                                           151,400        6,710,048
                                                                              ---------------
                                                                                  258,107,454
                                                                              ---------------
PRODUCER DURABLES -- 14.8%
    AGCO*                                                            370,900        8,515,864
    ATMI*                                                            428,200       11,377,274
    Ametek                                                           481,900       20,442,198
    Belden CDT                                                       270,000        8,761,500
    Bucyrus International, Cl A                                      220,650       10,747,861
    Diebold                                                          305,800       12,354,320
    Entegris*                                                      1,712,659       16,184,628
    ESCO Technologies*                                               334,300       17,614,267
    Esterline Technologies*                                          263,800       11,166,654
    HEICO, Cl A                                                      641,500       16,807,300
    Itron*                                                           309,400       14,399,476
    JLG Industries                                                   676,600       12,246,460
    Kaman                                                            259,400        4,759,990
    MDC Holdings                                                     255,000       11,125,650
    Quixote                                                          283,100        4,521,107
    Regal-Beloit                                                     157,700        6,268,575
    Ryland Group                                                     151,700        6,196,945
    Triumph Group*                                                    92,500        4,439,075
    Ultratech*                                                       411,900        6,236,166
    Woodhead Industries                                              230,800        4,417,512
                                                                              ---------------
                                                                                  208,582,822
                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS -- 5.5%
    Brandywine Realty Trust                                          262,130        8,293,793
    Camden Property Trust                                            135,600       10,366,620
    First Industrial Realty Trust                                    121,200        4,881,936
    Kite Realty Group Trust                                          489,100        7,546,813
    LaSalle Hotel Properties                                         239,600        9,897,876
    Liberty Property Trust                                           169,700        7,950,445
    Mack-Cali Realty                                                  96,900        4,681,239
    Mills                                                            146,100        3,386,598
    Parkway Properties Inc/MD                                        101,100        4,597,017
    Ramco-Gershenson Properties                                      134,900        3,970,107
    Reckson Associates Realty                                        255,200       11,364,056
                                                                              ---------------
                                                                                   76,936,500
                                                                              ---------------
TECHNOLOGY -- 10.1%
    Adaptec*                                                       1,415,000        6,226,000
    Analogic                                                          92,600        4,235,524
    Avocent*                                                         190,200        4,865,316
    Catapult Communications*                                         156,000        1,570,920
    Checkpoint Systems*                                              440,300        7,264,950
    CommScope*                                                       590,200       18,431,946
    Excel Technology*                                                248,200        7,279,706
    Imation                                                          357,800       14,569,616
    Inter-Tel                                                        478,100       10,250,464
    Kemet*                                                           889,300        7,443,441


THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------
TECHNOLOGY -- CONTINUED
                                                                SHARES/FACE
                                                                   AMOUNT          VALUE
                                                                ------------  ---------------
    Macrovision*                                                     411,000  $     8,063,820
    Mantech International, Cl A*                                     273,600        7,712,784
    Moldflow*                                                        322,500        3,873,225
    Progress Software*                                               536,300       12,136,469
    Radisys*                                                         344,900        7,273,941
    Tekelec*                                                         806,800        8,301,972
    Trimble Navigation*                                              262,800       12,622,284
                                                                              ---------------
                                                                                  142,122,378
                                                                              ---------------
UTILITIES -- 0.5%
    Iowa Telecommunications Services                                 372,400        7,254,352
                                                                              ---------------

    TOTAL COMMON STOCK
        (Cost $910,784,977)                                                     1,367,309,442
                                                                              ---------------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
---------------------------------------------------------------------------------------------
    Morgan Stanley,
    5.100%, dated 07/31/06, to be repurchased on 08/01/06,
    repurchase price $36,446,677 (collateralized by a U.S.
    Government obligation, par value $37,195,000, 5.500%,
    07/10/07; total market value $37,444,702)
    (Cost $36,441,514)                                        $   36,441,514       36,441,514
                                                                              ---------------

    TOTAL INVESTMENTS -- 99.8%+
        (Cost $947,226,491)                                                     1,403,750,956
                                                                              ===============



         PERCENTAGES ARE BASED ON NET ASSETS OF $1,407,153,721.

       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS
      GA -- GEORGIA
    LTD. -- LIMITED
      MD -- MARYLAND
      NY -- NEW YORK
      OR -- OREGON

       + AT JULY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
         $947,226,491, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $514,954,199 AND $(58,429,734), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
ICM-QH-001-0500
--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.